Union Assessments - Schedule of Union Assessments (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Total	$ 257,016	$ 293,318	$ 567,574	$ 668,110
Pension Fund [Member]
Total	67,676	64,816	140,846	146,257
Welfare Fund [Member]
Total	152,234	198,668	366,263	453,982
National Employees Benefit Fund [Member]
Total	15,235	18,973	35,753	44,587
Joint Apprenticeship and Training Committee [Member]
Total	2,369	2,764	5,210	6,452
401(k) Matching [Member]
Total	$ 19,502	$ 8,097	$ 19,502	$ 16,832